UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA TREASURY MONEY MARKET TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2006



[LOGO OF USAA]
   USAA(R)

                               USAA TREASURY MONEY
                                      MARKET Trust(R)

                                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2006

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           6

SHAREHOLDER VOTING RESULTS                                                   10

FINANCIAL INFORMATION

   Portfolio of Investments                                                  11

   Notes to Portfolio of Investments                                         12

   Financial Statements                                                      13

   Notes to Financial Statements                                             16

EXPENSE EXAMPLE                                                              23

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                          SO WHAT DOES 2007 HAVE IN STORE?
                                         THE MARKETS' LONG-TERM PERFORMANCE
[PHOTO OF CHRISTOPHER W. CLAUS]     IS LIKELY TO REST ON FOUR PILLARS - INTEREST
                                         RATES, INFLATION, ECONOMIC ACTIVITY,
                                              AND CORPORATE EARNINGS.

                                                        "

                                                                   December 2006
--------------------------------------------------------------------------------

         As one year ends and another begins, it can be worthwhile to review what happened and what opportunities and risks may lie ahead. Overall, 2006 saw surprisingly strong performance from the equity market. Although stocks experienced a normal (yet painful) correction during May and June, they rebounded during the latter half of the year. For the majority of 2006, however, the driving force in the equity markets was a "junk" rally in which many low-quality companies outperformed higher-quality companies. This phenomenon is not likely to continue. In the bond market, longer-term interest rates fell below short-term rates (creating an inverted yield curve), signaling the markets' belief that the Federal Reserve Board (the Fed) would cut short-term rates in the future.

         In the wider world, hostilities continued in the Middle East, and U.S. midterm elections led to a changing of the guard in Congress. Despite predictions of major storms, the hurricane season was tame, which helped reduce the cost of oil. The dollar declined relative to the world's other major currencies, such as the euro, the yen, and the pound. And while U.S. economic growth slowed, the global economy continued to expand.

         So what does 2007 have in store? The markets' long-term performance is likely to rest on four pillars - interest rates, inflation, economic activity, and corporate earnings. As of this writing, the Fed is on hold, and Fed governors are weighing the need for another rate increase. In the past, the Fed has raised rates too high and caused a recession, but this time, Chairman Ben Bernanke seems to be waiting to see if the lagging effects of previous rate increases and a slowdown in housing and manufacturing activity can curb inflation and keep it at 2% or less.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The markets appear to believe the Fed can engineer a soft landing - where inflation moderates and economic activity is neither too low nor too high but "just right." If this "Goldilocks" scenario occurs, both the fixed-income and equity markets could have another solid year. Even so, investors can expect some periods of volatility that may test their patience and challenge their tolerance for risk.

         The U.S. economy is on a sound footing and has the potential to sustain a growth rate of 2% to 2.5%. The global economic outlook remains positive, especially in Europe and Asian-Pacific countries. Precious metals and minerals, particularly gold, have the potential to perform well because of strong demand and the weakness of the U.S. dollar. (The value of the dollar and the price of gold tend to move in opposite directions.)

         Whatever happens in 2007, we will continue working in your best interests. We will maintain our focus on quality and will seek out investment opportunities that add value while evaluating the risks that could affect them.

         From all of us, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]  TONY ERA
                       USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended November 30, 2006, the USAA Treasury Money Market Trust had a total return of 2.37%. This compares to an average return of 2.22% for similar Treasury and repurchase agreement (repo) money market funds tracked by iMoneyNet, Inc. As of November 30, the Fund's seven-day SEC yield was 4.77%.

         On October 24, 2006, Anthony Era took over management of the Fund. Mr. Era has been with USAA for 19 years and currently is an assistant vice president of USAA Investment Management Company.

HOW DID THE FEDERAL RESERVE BOARD'S (THE FED) DECISION TO STOP RAISING THE FEDERAL FUNDS RATE AFFECT THE FUND?

         In terms of how we positioned the Fund, there wasn't much of an impact. Through the long tightening cycle, we maintained a relatively short average maturity, focusing on repurchase agreements backed by U.S. Treasuries in order to quickly capture the Fed's rate increases.

         The Fed made its last rate hike in June, taking fed funds to 5.25%, and then "paused" at the next three meetings during the reporting period. However, the market has yet to price in any future Fed rate cuts to the extent that we would be getting any yield advantage

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         from buying longer-term Treasuries. The short end of the yield curve is inverted.

         So at the end of the period, nearly 80% of the Fund's assets were in repurchase agreements, and we had an average maturity of 23 days.

WHAT'S YOUR OUTLOOK IN TERMS OF THE FED?

         The Fed has the luxury to remain in a holding pattern until its gauges indicate excessive inflationary pressures. Inflation is still a bit higher than the Fed likes, so absent a serious deterioration in the economy, it is not in a rush to cut rates. It seems that, with its aggressive tightening campaign from June 2004 to June 2006, the Fed has achieved a comfort level and is fairly confident that the lag effect of earlier rate cuts will have a calming effect on inflation.

         At this point, the market's expectation is that the Fed will likely remain on hold as it continues to gauge the economy for increasing inflationary pressures.

WHAT ARE YOUR STRATEGIES IN THIS ENVIRONMENT?

         The good news for Fund shareholders is that throughout the tightening cycle, we were positioned to pass along Fed rate increases quickly. Currently, we're very comfortable taking advantage of higher rates on repurchase agreements relative to Treasury bills. Should the market begin to anticipate a Fed rate cut, we would certainly consider extending the average maturity and locking in the higher rates.

         Thank you for your confidence and investment in the Fund.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TREASURY MONEY MARKET TRUST (Ticker Symbol: UATXX)

OBJECTIVE
--------------------------------------------------------------------------------

         Maximum current income while maintaining the highest degree of safety and liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in U.S. government securities with maturities of 397 days or less; normally at least 80% of the Fund's assets will be in U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

--------------------------------------------------------------------------------
                                          11/30/06                    5/31/06
--------------------------------------------------------------------------------
Net Assets                             $192.3 Million             $185.6 Million
Net Asset Value Per Share                  $1.00                      $1.00

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 11/30/06
--------------------------------------------------------------------------------

5/31/06 TO 11/30/06*       1 YEAR       5 YEARS       10 YEARS       7-DAY YIELD
       2.37%               4.43%         1.99%         3.48%            4.77%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        7-DAY YIELD COMPARISON

                  [CHART OF 7-DAY YIELD COMPARISON]

                USAA TREASURY
                 MONEY MARKET            IMONEYNET
                    TRUST                 AVERAGE
                -------------            ---------
11/29/2005          3.53%                  3.16%
12/27/2005          3.73                   3.35
 1/31/2006          3.86                   3.50
 2/28/2006          4.03                   3.65
 3/28/2006          4.13                   3.82
 4/25/2006          4.17                   3.89
 5/30/2006          4.40                   4.13
 6/27/2006          4.47                   4.16
 7/25/2006          4.70                   4.37
 8/29/2006          4.76                   4.43
 9/26/2006          4.79                   4.45
10/31/2006          4.77                   4.47
11/28/2006          4.77                   4.50

                             [END CHART]

         DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 11/28/06.

         The graph tracks the Fund's seven-day yield against the iMoneyNet, Inc. average for all U.S. Treasury & repo money market funds.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

       [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                              USAA TREASURY
                                               MONEY MARKET
                                                  TRUST
                                              -------------
11/30/96                                        $10,000.00
12/31/96                                         10,043.75
01/31/97                                         10,086.08
02/28/97                                         10,124.33
03/31/97                                         10,167.20
04/30/97                                         10,209.39
05/31/97                                         10,252.01
06/30/97                                         10,296.62
07/31/97                                         10,341.57
08/31/97                                         10,383.88
09/30/97                                         10,430.53
10/31/97                                         10,475.99
11/30/97                                         10,517.48
12/31/97                                         10,566.68
01/31/98                                         10,611.29
02/28/98                                         10,652.84
03/31/98                                         10,700.59
04/30/98                                         10,745.49
05/31/98                                         10,788.91
06/30/98                                         10,837.39
07/31/98                                         10,884.64
08/31/98                                         10,932.12
09/30/98                                         10,977.87
10/31/98                                         11,020.33
11/30/98                                         11,063.69
12/31/98                                         11,106.26
01/31/99                                         11,145.68
02/28/99                                         11,183.88
03/31/99                                         11,229.31
04/30/99                                         11,270.73
05/31/99                                         11,309.06
06/30/99                                         11,354.14
07/31/99                                         11,396.59
08/31/99                                         11,442.60
09/30/99                                         11,487.15
10/31/99                                         11,530.69
11/30/99                                         11,580.47
12/31/99                                         11,628.71
01/31/00                                         11,677.26
02/29/00                                         11,725.28
03/31/00                                         11,778.13
04/30/00                                         11,827.22
05/31/00                                         11,885.93
06/30/00                                         11,942.65
07/31/00                                         12,002.51
08/31/00                                         12,063.09
09/30/00                                         12,120.64
10/31/00                                         12,184.51
11/30/00                                         12,245.28
12/31/00                                         12,303.87
01/31/01                                         12,367.06
02/28/01                                         12,417.39
03/31/01                                         12,469.47
04/30/01                                         12,519.26
05/31/01                                         12,563.75
06/30/01                                         12,602.89
07/31/01                                         12,643.50
08/31/01                                         12,680.07
09/30/01                                         12,707.44
10/31/01                                         12,733.92
11/30/01                                         12,754.72
12/31/01                                         12,771.08
01/31/02                                         12,786.46
02/28/02                                         12,800.92
03/31/02                                         12,815.80
04/30/02                                         12,830.52
05/31/02                                         12,844.86
06/30/02                                         12,858.70
07/31/02                                         12,873.94
08/31/02                                         12,889.95
09/30/02                                         12,903.40
10/31/02                                         12,918.25
11/30/02                                         12,930.12
12/31/02                                         12,940.97
01/31/03                                         12,951.90
02/28/03                                         12,961.28
03/31/03                                         12,970.77
04/30/03                                         12,980.47
05/31/03                                         12,990.49
06/30/03                                         12,998.68
07/31/03                                         13,005.73
08/31/03                                         13,012.92
09/30/03                                         13,019.29
10/31/03                                         13,026.89
11/30/03                                         13,033.29
12/31/03                                         13,040.58
01/31/04                                         13,047.47
02/29/04                                         13,053.44
03/31/04                                         13,059.93
04/30/04                                         13,066.67
05/31/04                                         13,072.43
06/30/04                                         13,078.92
07/31/04                                         13,088.24
08/31/04                                         13,098.45
09/30/04                                         13,110.23
10/31/04                                         13,124.74
11/30/04                                         13,140.17
12/31/04                                         13,158.74
01/31/05                                         13,176.83
02/28/05                                         13,196.45
03/31/05                                         13,219.76
04/30/05                                         13,245.24
05/31/05                                         13,272.89
06/30/05                                         13,300.64
07/31/05                                         13,332.01
08/31/05                                         13,365.86
09/30/05                                         13,402.26
10/31/05                                         13,437.30
11/30/05                                         13,476.00
12/31/05                                         13,520.16
01/31/06                                         13,560.56
02/28/06                                         13,602.08
03/31/06                                         13,651.83
04/30/06                                         13,695.83
05/31/06                                         13,746.25
06/30/06                                         13,799.87
07/31/06                                         13,851.32
08/31/06                                         13,907.03
09/30/06                                         13,963.16
10/31/06                                         14,017.81
11/30/06                                         14,072.65

                      [END CHART]

         DATA FROM 11/30/96 THROUGH 11/30/06.

         The graph illustrates a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                     ASSET ALLOCATION
                         11/30/06

            [PIE CHART OF ASSET ALLOCATION]

Repurchase Agreements                          78.1%
U.S. Treasury Bills                            22.0%

                       [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO PAGE 6.

10

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Investment Trust (the Trust). Votes shown for Proposal 1 are for the entire series of the Trust. Votes shown for Proposal 2 are for the USAA Treasury Money Market Trust.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Trustees.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
      TRUSTEES                           FOR                     VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker                     326,660,678                   6,558,674
Barbara B. Dreeben                    326,423,871                   6,795,482
Robert L. Mason, Ph.D.                326,749,557                   6,469,795
Michael F. Reimherr                   326,757,132                   6,462,221
Christopher W. Claus                  326,747,028                   6,472,324

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
    FOR               AGAINST               ABSTAIN             BROKER NON-VOTE*
--------------------------------------------------------------------------------
105,547,212          3,848,376             1,822,265                  --

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
   AMOUNT    SECURITY                                                                         VALUE
---------------------------------------------------------------------------------------------------
             U.S. TREASURY BILLS (22.0%)(a)

  $ 3,000    4.93%, 12/07/2006                                                             $  2,997
    3,000    5.00%, 12/14/2006                                                                2,995
    3,000    4.97%, 2/22/2007                                                                 2,966
    3,000    4.86%, 3/01/2007                                                                 2,963
    3,000    4.88%, 3/08/2007                                                                 2,961
    3,000    4.91%, 3/15/2007                                                                 2,957
    5,000    4.89%, 3/22/2007                                                                 4,925
    5,000    4.82%, 3/29/2007                                                                 4,921
    5,000    4.82%, 4/05/2007                                                                 4,916
    5,000    4.92%, 4/12/2007                                                                 4,910
    5,000    4.94%, 4/19/2007                                                                 4,905
                                                                                           --------
             Total U.S. Treasury Bills (cost: $42,416)                                       42,416
                                                                                           --------
             REPURCHASE AGREEMENTS (78.1%)(b)

   50,000    Credit Suisse First Boston Corp., 5.28%, acquired on 11/30/2006 and due 12/01/2006 at $50,000 (collateralized by $53,646 of
                U.S. Treasury Inflation Index bonds(c), 0.88%, due 4/15/2010;
                market value $51,003)                                                        50,000
   50,167    Deutsche Bank Securities, 5.27%, acquired on 11/30/2006 and due
                12/01/2006 at $50,167 (collateralized by $8,862 of U.S. Treasury
                Bonds, 6.63%, due 2/15/2027; $39,573 of U.S. Treasury Notes(d),
                4.50% - 4.88%, due 3/31/2008 - 8/15/2016;
                combined market value $51,170)                                               50,167
   50,000    UBS Securities LLC, 5.27%, acquired on 11/30/2006 and due
                12/01/2006 at $50,000 (collateralized by $50,565 of U.S.
                Treasury Notes(d), 4.63%, due 10/31/2011; market value $51,000)              50,000
                                                                                           --------
             Total Repurchase Agreements (cost: $150,167)                                   150,167
                                                                                           --------

             TOTAL INVESTMENTS (COST: $192,583)                                            $192,583
                                                                                           ========

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at November 30, 2006, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (c) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

         (d) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2006 (UNAUDITED)

ASSETS
   Investments in securities (amortized cost approximates market value)       $ 42,416
   Investment in repurchase agreements (cost approximates market value)        150,167
   Receivables:
      Capital shares sold                                                          415
      Interest                                                                      22
                                                                              --------
         Total assets                                                          193,020
                                                                              --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                      650
      Dividends on capital shares                                                   18
   Accrued management fees                                                          20
   Other accrued expenses and payables                                               7
                                                                              --------
         Total liabilities                                                         695
                                                                              --------
             Net assets applicable to capital shares outstanding              $192,325
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $192,325
                                                                              ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                             192,325
                                                                              ========
   Net asset value, redemption price, and offering price per share            $   1.00
                                                                              ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                            $4,926
                                                              ------
EXPENSES
   Management fees                                               119
   Administration and servicing fees                              95
   Transfer agent's fees                                         118
   Custody and accounting fees                                    28
   Postage                                                        16
   Shareholder reporting fees                                     15
   Trustees' fees                                                  3
   Registration fees                                              26
   Professional fees                                              23
   Other                                                           6
                                                              ------
      Total expenses                                             449
                                                              ------
NET INVESTMENT INCOME                                         $4,477
                                                              ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TREASURY MONEY MARKET TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MAY 31, 2006

                                                             11/30/2006       5/31/2006
                                                             --------------------------
FROM OPERATIONS
   Net investment income                                       $  4,477        $  6,428
                                                               ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (4,477)         (6,428)
                                                               ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     69,537         163,352
   Reinvested dividends                                           4,326           6,177
   Cost of shares redeemed                                      (67,099)       (157,951)
                                                               ------------------------
      Increase in net assets from capital share transactions      6,764          11,578
                                                               ------------------------
   Net increase in net assets                                     6,764          11,578

NET ASSETS
   Beginning of period                                          185,561         173,983
                                                               ------------------------
   End of period                                               $192,325       $ 185,561
                                                               ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   69,537         163,352
   Shares issued for dividends reinvested                         4,326           6,177
   Shares redeemed                                              (67,099)       (157,951)
                                                               ------------------------
      Increase in shares outstanding                              6,764          11,578
                                                               ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Treasury Money Market Trust (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

                  1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the
                     Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

                  2. Repurchase agreements are valued at cost, which
                     approximates market value.

                  3. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2006 (UNAUDITED)

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of November 30, 2006.

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2006 (UNAUDITED)

            F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2006, these custodian and other bank credits reduced the Fund's expenses by less than $500.

            G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2006 (UNAUDITED)

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2007, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2006,

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2006 (UNAUDITED)

               the Fund incurred management fees, paid or payable to the Manager, of $119,000.

            B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended November 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $95,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2006, the Fund reimbursed the Manager $2,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $118,000.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2006 (UNAUDITED)

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Fund does not believe the adoption of FAS 157 will impact the

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2006 (UNAUDITED)

               amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       NOVEMBER 30,                      YEAR ENDED MAY 31,
                                       -------------------------------------------------------------------------
                                           2006         2006         2005         2004         2003         2002
                                       -------------------------------------------------------------------------
Net asset value at
   beginning of period                 $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                       -------------------------------------------------------------------------
Income from investment operations:
   Net investment income                    .02          .04          .02          .01          .01          .02
Less distributions:
   From net investment income              (.02)        (.04)        (.02)        (.01)        (.01)        (.02)
                                       -------------------------------------------------------------------------
Net asset value at end of period       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                       =========================================================================
Total return (%)*                          2.37         3.57         1.53          .63         1.14         2.24
Net assets at end of period (000)      $192,325     $185,561     $173,983     $188,762     $205,558     $186,367
Ratio of expenses to average net
   assets (%)**(b)                          .47(a)       .46          .45          .43          .43          .42
Ratio of net investment income to
   average net assets (%)**                4.69(a)      3.52         1.50          .63         1.13         2.17

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended November 30, 2006, average net assets were
    $190,376,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2006, through November 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

24

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2006 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                      BEGINNING            ENDING            DURING PERIOD*
                                    ACCOUNT VALUE      ACCOUNT VALUE         JUNE 1, 2006 -
                                     JUNE 1, 2006     NOVEMBER 30, 2006     NOVEMBER 30, 2006
                                    ---------------------------------------------------------
Actual                                $1,000.00           $1,023.70               $2.38

Hypothetical
   (5% return before expenses)         1,000.00            1,022.71                2.38

         *Expenses are equal to the Fund's annualized expense ratio of 0.47%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.37% for the six-month period of June 1, 2006, through November 30, 2006.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

               ADMINISTRATOR,   USAA Investment Management Company
          INVESTMENT ADVISER,   P.O. Box 659453
                 UNDERWRITER,   San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:00 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
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   Receive this document and others electronically. Sign up at USAA.COM, enter keyword LESSMAIL.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23416-0107                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2006

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-29-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01-30-2007
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    01-29-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.